Asset Retirement Obligations	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Asset Retirement Obligations [Line Items]
Asset Retirement Obligations

NOTE 12 — ASSET RETIREMENT OBLIGATION

The Company has asset retirement obligations (“ARO”) associated with the future environmental remediation responsibility to restore the land and remove biogas plants and related facilities within one year of the expiration of certain operating lease agreements. Pursuant to GAAP, an asset retirement obligation associated with the retirement of a tangible long-lived asset is required to be recognized as a liability in the period in which a legal obligation is incurred and becomes determinable, with an offsetting increase in the carrying amount of the associated asset. The cost of the tangible asset, including the initially recognized ARO, is depleted such that the cost of the ARO is recognized over the useful life of the asset. The fair value of the ARO is measured using expected cash outflows associated with the ARO, adjusted for inflation and discounted at our credit-adjusted risk-free rate when the liability is initially recorded. Accretion expense is recognized over time as the discounted liability is accreted to its expected settlement value. The revisions to the liability typically occur due to changes in the estimated retirement costs, biogas plant lives, and the changes in inflation and discount rate.

The following is a reconciliation of the ARO liability as of June 30, 2021 and December 31, 2020:

	2021	2020
Asset retirement obligation liabilities – beginning	$305,865	$—

Liabilities incurred	—	305,865

Accretion expense	3,548	—

Asset retirement obligation liabilities – ending	$309,413	$305,865

NOTE 12 — ASSET RETIREMENT OBLIGATION

The Company has asset retirement obligations (“ARO”) associated with the future environmental remediation responsibility to restore the land and remove biogas plants and related facilities within one year of the expiration of certain operating lease agreements. Pursuant to GAAP, an asset retirement obligation associated with the retirement of a tangible long-lived asset is required to be recognized as a liability in the period in which a legal obligation is incurred and becomes determinable, with an offsetting increase in the carrying amount of the associated asset. The cost of the tangible asset, including the initially recognized ARO, is depleted such that the cost of the ARO is recognized over the useful life of the asset. The fair value of the ARO is measured using expected cash outflows associated with the ARO, discounted at the inflation and our credit-adjusted risk-free rate when the liability is initially recorded. Accretion expense is recognized over time as the discounted liability is accreted to its expected settlement value. The revisions to the liability typically occur due to changes in the estimated retirement costs, biogas plant lives, and the changes in inflation and discount rate.

The following is a reconciliation of our ARO liability as of December 31, 2020 and 2019:

	2020	2019
Asset retirement obligation liabilities – beginning	$—	$—
Liabilities incurred	305,865	—
Accretion expense	—	—
Asset retirement obligation liabilities – ending	$305,865	$—

Aria Energy LLC [Member]
Asset Retirement Obligations [Line Items]
Asset Retirement Obligations

(9)    Asset Retirement Obligations

The following table presents the activity for the AROs for the year-to-date periods ended June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31 2020
Balance at beginning of period	$3,408	6,536
Accretion expense	121	456
Revision to estimated cash flows	—	—
Transfer to liabilities classified as held for sale	—	(3,584)
Settlement of asset retirement obligation	—	—

Balance at end of period	$3,529	3,408

Accretion expense represents the increase in asset retirement obligations over the remaining operational life of the asset and is recognized in depreciation, amortization and accretion.

Note 9 — Asset Retirement Obligations

The following table presents the activity for the AROs for the years ended December 31, 2020 and 2019:

	December 31
	2020	2019
Balance at beginning of year	$6,536	6,022
Accretion expense	456	361
Revision to estimated cash flows	—	253
Transfer to liabilities classified as held for sale	(3,584)	—
Settlement of asset retirement obligation	—	(100)
Balance at end of year	$3,408	6,536

Accretion expense represents the increase in asset retirement obligations over the remaining operational life of the asset and is recognized in depreciation, amortization and accretion.